Income Taxes, Deferred Tax Asset (Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Assets [Abstract]
Allowance for Loan Losses	$ 6,192	$ 6,955
Deferred Compensation and Employee Benefits	4,701	4,115
Accrued expenses	1,692	1,598
Purchased credit impaired loans	2,692	3,851
Basis difference in investments	1,182	2,104
Net operating loss and tax credit carry forwards	1,058	1,701
Other	1,868	402
Total deferred tax assets	19,385	20,726
Deferred tax assets valuation allowance	(579)	(918)
Components of Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(7,360)	(7,388)
Leasing	(4,414)	(4,344)
Mark to market, net	(2,401)	(4,027)
Intangible Assets	(2,157)	(2,608)
Net unrealized gain on securities available for sale	(4,135)	(2,619)
Insurance Reserves	(1,707)	(1,197)
Other	(1,683)	(2,539)
Total deferred tax liabilities	(23,857)	(24,722)
Net deferred tax asset (liability)	$ (5,051)	$ (4,914)